Advances from the Federal Home Loan Bank (Tables)	12 Months Ended
Jun. 30, 2019
Federal Home Loan Banks [Abstract]
Schedule of advances from the federal home loan bank
Maturing year ending June 30
(in thousands)
2020	$66,189
2021	142
2022	107
2023	79
2024	59
2025	43
2026	31
2027-2032	53
$66,703